Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenue	$ 4,543	$ 4,254	$ 4,174
Gold income	4,356	4,085	4,015
Cost of sales	(3,582)	(3,263)	(3,294)
Gain (loss) on non-hedge derivatives and other commodity contracts	10	19	(7)
Gross profit (loss)	784	841	714
Corporate administration, marketing and other expenses	(64)	(61)	(78)
Exploration and evaluation costs	(114)	(133)	(132)
Other operating expenses	(88)	(110)	(96)
Special items	(438)	(42)	(71)
Operating profit (loss)	80	495	337
Interest received	15	22	28
Exchange gain (loss)	(11)	(88)	(17)
Finance costs and unwinding of obligations	(169)	(180)	(245)
Fair value adjustment on issued bonds	0	9	66
Share of associates and joint ventures’ profit (loss)	22	11	88
Profit (loss) before taxation	(63)	269	257
Taxation	(108)	(189)	(211)
Profit (loss) after taxation from continuing operations	(171)	80	46
Profit (loss) from discontinued operations	0	0	(116)
Profit (loss) for the year	(171)	80	(70)
Allocated as follows:
Equity shareholders - Continuing operations	(191)	63	31
Equity shareholders - Discontinued operations	0	0	(116)
Non-controlling interests - Continuing operations	$ 20	$ 17	$ 15
Basic earnings (loss) per ordinary share (cents)
Earnings (loss) per ordinary share from continuing operations (dollars per share)	$ (0.46)	$ 0.15	$ 0.08
(Loss) earnings per ordinary share from discontinued operations (dollars per share)	0	0.00	(0.28)
Basic earnings (loss) per ordinary share (dollars per share)	(0.46)	0.15	(0.20)
Diluted earnings (loss) per ordinary share (cents)
Earnings (loss) per ordinary share from continuing operations (dollars per share)	(0.46)	0.15	0.08
(Loss) earnings per ordinary share from discontinued operations (dollars per share)	0.00	0.00	(0.28)
Diluted earnings (loss) per ordinary share (dollars per share)	$ (0.46)	$ 0.15	$ (0.20)